Risk Management and Report (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CLP ($)		Dec. 31, 2023 CLF	Dec. 31, 2022 CLP ($)		Dec. 31, 2021 CLP ($)
Risk Management and Report [Line Items]
Credit committee amount (in Unidad de Fomento) | CLF			CLF 750,000
Maximum exposure to credit risk does not exceed in percentage	10.00%		10.00%
Number of collateral assets	246,063		246,063	244,033
Value of guarantees, classified as impaired	$ 140,371			$ 110,686
Value of guarantees, classified as non-impaired	459,858			325,079
Assets received in lieu of payment	$ 25,924			14,071
Percentage of renegotiated portfolio of Banco de Chile on total loans	2.71%		2.71%
Description of liquidity coverage ratio	the regulatory entities have introduced other metrics that the Bank uses in its management, such as the Liquidity Coverage Ratio (“LCR”) and Net Stable Financing Ratio (“NSFR”), using assumptions similar to those used in the international banking. For the first, the minimum level required is 1 time (100%) of the LCR indicator, while for the second the limit requirement is 0.7 times (70%) of the NSFR indicator.		the regulatory entities have introduced other metrics that the Bank uses in its management, such as the Liquidity Coverage Ratio (“LCR”) and Net Stable Financing Ratio (“NSFR”), using assumptions similar to those used in the international banking. For the first, the minimum level required is 1 time (100%) of the LCR indicator, while for the second the limit requirement is 0.7 times (70%) of the NSFR indicator.
Observed rates	99.00%		99.00%
Maximum potential loss impact on the trading book	$ 23,925
Potential impacts on equity accounts	$ 130,212
COVID-19 Contingency [Member]
Risk Management and Report [Line Items]
Annual sales (in Unidad de Fomento) | CLF			CLF 1,000,000
Percentage of the guaranteed amount	5.00%		5.00%
Provision equivalent percentage	100.00%		100.00%
loan risk	$ 16,372			32,743		$ 70,352
Consolidated Currency One [Member]
Risk Management and Report [Line Items]
Bank liquidity situation amount	3,547,734,515,499
Consolidated Currency Two [Member]
Risk Management and Report [Line Items]
Bank liquidity situation amount	4,455,172,085,877
Consolidated Currency [Member]
Risk Management and Report [Line Items]
Bank liquidity situation amount	3,547,789,431,676
Consolidated Currency Three [Member]
Risk Management and Report [Line Items]
Bank liquidity situation amount	$ 4,455,227,002,053
Bottom of range [member] | COVID-19 Contingency [Member]
Risk Management and Report [Line Items]
Percentage of guarantee coverage loans	60.00%		60.00%
Top of range [member] | COVID-19 Contingency [Member]
Risk Management and Report [Line Items]
Percentage of guarantee coverage loans	85.00%		85.00%
Credit Exposure Factor [Member]
Risk Management and Report [Line Items]
Maximum exposure to credit risk does not exceed in percentage	95.00%		95.00%
Confidence level 1 [Member]
Risk Management and Report [Line Items]
Observed rates	99.00%		99.00%
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others	$ 2,035,540			2,960,706
Financial assets held for trading at fair value through profit or loss [Member] | Forward contract [member] | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others	212,639	[1]		566,050	[2]
Financial assets held for trading at fair value through profit or loss [Member] | Forward contract [member] | FRANCE | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others	33,034			92,885
Financial assets held for trading at fair value through profit or loss [Member] | Forward contract [member] | SPAIN | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others	7			18,923
Financial assets held for trading at fair value through profit or loss [Member] | Swap contract [member] | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others	1,818,155	[3]		2,389,577	[4]
Financial assets held for trading at fair value through profit or loss [Member] | Swap contract [member] | FRANCE
Risk Management and Report [Line Items]
Others	38,199
Financial assets held for trading at fair value through profit or loss [Member] | Swap contract [member] | FRANCE | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others				62,731
Financial assets held for trading at fair value through profit or loss [Member] | Swap contract [member] | SPAIN
Risk Management and Report [Line Items]
Others	31,881
Financial assets held for trading at fair value through profit or loss [Member] | Swap contract [member] | SPAIN | Derivative contracts financial [Member]
Risk Management and Report [Line Items]
Others				45,189
Financial Assets at fair value through other comprehensive income [Member] | CHINA
Risk Management and Report [Line Items]
Others	$ 109,229
Financial Assets at fair value through other comprehensive income [Member] | Foreign banks [Member] | CHINA | Loans and advances to Banks [Member]
Risk Management and Report [Line Items]
Others				$ 65,362

[1]	Others includes: France Ch$33,034 million and Spain Ch$7 million.
[2]	Others includes: France Ch$92,885 million and Spain Ch$18,923 million.
[3]	Others includes: France Ch$38,199 million and Spain Ch$31,881 million.
[4]	Others includes: France Ch$62,731 million and Spain Ch$45,189 million.